STATEMENT OF INVESTMENTS
 International Equity Portfolio

March 31, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 96.6%
China - 5.4%
Alibaba Group Holding, ADR	2,148	[a]	417,743
Ping An Insurance Group Company of China, Cl. H	27,000		264,118
Tencent Holdings	9,638		469,964
			1,151,825
Denmark - 1.6%
Chr. Hansen Holding	4,603	[a]	345,365
France - 9.8%
AXA	13,229		229,086
Bureau Veritas	15,416		293,021
L'Oreal	1,356	[a]	355,931
Thales	5,337		447,961
Total	5,161		200,141
Valeo	9,184		153,585
Vivendi	18,481		396,540
			2,076,265
Germany - 8.3%
Bayer	6,240		366,289
Deutsche Post	12,381		341,598
HELLA GmbH & Co.	3,582	[a]	104,625
Infineon Technologies	10,187		152,587
SAP	6,906		793,176
			1,758,275
Hong Kong - 3.1%
AIA Group	73,600		662,128
Ireland - .8%
CRH	6,516		177,619
Japan - 21.7%
Ebara	7,800		148,290
FANUC	1,600		216,973
Japan Tobacco	10,500		194,360
M3	7,800		230,503
Pan Pacific International Holdings	24,000		455,755
Recruit Holdings	16,905		436,518
Seven & i Holdings	5,700		188,227
Sony	10,800		641,987
Sugi Holdings	7,100		380,307
Suntory Beverage & Food	7,700		291,380
Suzuki Motor	13,700		327,812

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.6% (continued)
Japan - 21.7% (continued)
TechnoPro Holdings	11,700		543,356
Topcon	23,600		174,859
Toyota Industries	7,300		350,290
			4,580,617
Netherlands - 4.5%
ASML Holding	774		205,699
Koninklijke Ahold Delhaize	10,691		250,205
Wolters Kluwer	6,970		495,566
			951,470
Norway - 2.0%
DNB	9,953		111,625
Mowi	11,130		169,648
TOMRA Systems	4,959		138,779
			420,052
South Korea - 1.2%
Samsung SDI	1,245	[a]	243,248
Sweden - 1.3%
Swedbank, Cl. A	23,874	[a]	266,595
Switzerland - 14.6%
Alcon	4,174	[a]	213,008
Credit Suisse Group	38,263		315,952
Lonza Group	891		370,702
Novartis	10,238		846,120
Roche Holding	2,643		859,276
Zurich Insurance Group	1,389		493,038
			3,098,096
Taiwan - 2.1%
Taiwan Semiconductor Manufacturing, ADR	9,123		435,988
Thailand - .6%
Kasikornbank	46,300		129,049
United Kingdom - 19.6%
Anglo American	12,867		224,842
Associated British Foods	6,547	[a]	146,933
Barclays	288,123		334,774
Diageo	17,639		564,954
GlaxoSmithKline	40,318		756,259
Informa	38,899		215,734
Linde	1,056		190,549
Persimmon	10,222	[a]	242,081
Prudential	14,334		182,974
RELX	21,090		453,868
Royal Bank of Scotland Group	136,919		190,983
St. James's Place	19,280		183,715

Description		Shares		Value ($)
Common Stocks - 96.6% (continued)
United Kingdom - 19.6% (continued)
Unilever		9,379		462,103
				4,149,769
Total Common Stocks (cost $24,065,669)				20,446,361
	1-Day Yield (%)
Investment Companies - 1.8%
Registered Investment Companies - 1.8%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $387,653)	0.40	387,653	[b]	387,653
Total Investments (cost $24,453,322)		98.4%		20,834,014
Cash and Receivables (Net)		1.6%		328,151
Net Assets		100.0%		21,162,165

ADR—American Depository Receipt

a Non-income producing security.

b Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
 International Equity Portfolio

March 31, 2020 (Unaudited)

The following is a summary of the inputs used as of March 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	853,731	19,592,630††	−	20,446,361
Investment Companies	387,653	−	−	387,653
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	−	100,026	−	100,026
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	−	(333)	−	(333)

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

††† Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
 International Equity Portfolio

March 31, 2020 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
RBS Securities
United States Dollar	1,203,892	British Pound	914,000	4/16/2020	68,240
State Street Bank and Trust Company
United States Dollar	3,777	Japanese Yen	410,299	4/2/2020	(39)
British Pound	914,000	United States Dollar	1,103,866	4/16/2020	31,786
United States Dollar	74,945	Japanese Yen	8,089,816	4/1/2020	(294)
Gross Unrealized Appreciation					100,026
Gross Unrealized Depreciation					(333)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation

NOTES

purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap

NOTES

transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at March 31, 2020 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At March 31, 2020, accumulated net unrealized depreciation on investments was $3,619,308, consisting of $1,834,397 gross unrealized appreciation and $5,453,705 gross unrealized depreciation.

At March 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.